Business Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Premiums									$ 36,361	$ 27,071	$ 26,157
Universal life and investment-type product policy fees									7,806	6,028	5,197
Net investment income									19,586	17,494	14,729
Other revenues									2,532	2,328	2,329
Net investment gains (losses)									(867)	(408)	(2,901)
Net derivative gains (losses)									4,824	(265)	(4,866)
Total revenues	16,735	20,454	17,145	15,908	12,680	12,335	14,137	13,096	70,242	52,248	40,645
Expenses
Policyholder benefits and claims and policyholder dividends									36,917	30,672	29,654
Interest credited to policyholder account balances									5,603	4,919	4,845
Capitalization of DAC									(5,558)	(2,770)	(2,502)
Amortization of DAC and VOBA									4,898	2,477	1,055
Amortization of negative VOBA									(697)	(64)	0
Interest expense on debt									1,629	1,550	1,044
Other expenses									18,265	11,734	11,164
Total expenses	15,460	15,338	15,636	14,623	12,817	11,987	11,786	11,928	61,057	48,518	45,260
Provision for income tax expense (benefit)									2,793	1,110	(2,106)
Income (loss) from continuing operations, net of income tax	963	3,444	1,061	924	(13)	291	1,526	816	6,392	2,620	(2,509)
Latin America [Member]
Revenues
Net investment income									1,105	940	632
Expenses
Amortization of DAC and VOBA									211	144	111
Asia [Member]
Revenues
Net investment income									1,855	479	187
Expenses
Amortization of DAC and VOBA									1,439	277	194
Europe, the Middle East and Africa [Member]
Revenues
Net investment income									634	231	117
Expenses
Amortization of DAC and VOBA									679	100	41
Retail Products [Member]
Revenues
Net investment income									6,947	7,127	6,708
Expenses
Amortization of DAC and VOBA									2,084	1,482	226
Group, Voluntary and Worksite Benefits [Member]
Revenues
Net investment income									1,840	1,821	1,648
Expenses
Amortization of DAC and VOBA									467	457	466
Corporate Benefit Funding [Member]
Revenues
Net investment income									5,640	5,462	4,948
Expenses
Amortization of DAC and VOBA									17	16	14
Corporate & Other [Member]
Revenues
Net investment income									1,565	1,434	489
Expenses
Amortization of DAC and VOBA									1	1	3
Operating Segments [Member]
Revenues
Premiums									36,269	27,071	26,157
Universal life and investment-type product policy fees									7,528	5,817	5,055
Net investment income									19,661	16,869	14,594
Other revenues									1,911	1,675	1,473
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									65,369	51,432	47,279
Expenses
Policyholder benefits and claims and policyholder dividends									36,241	29,974	29,106
Interest credited to policyholder account balances									6,057	4,697	4,849
Capitalization of DAC									(5,549)	(2,770)	(2,502)
Amortization of DAC and VOBA									4,355	2,443	1,885
Amortization of negative VOBA									(619)	(57)	0
Interest expense on debt									1,305	1,139	1,044
Other expenses									16,755	10,690	10,149
Total expenses									58,545	46,116	44,531
Provision for income tax expense (benefit)									1,934	1,489	513
Operating earnings									4,890	3,827	2,235
Operating Segments [Member] | The Americas [Member]
Revenues
Premiums									26,022	24,905	24,816
Universal life and investment-type product policy fees									5,715	5,127	4,546
Net investment income									15,713	15,553	14,043
Other revenues									1,433	1,261	1,230
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									48,883	46,846	44,635
Expenses
Policyholder benefits and claims and policyholder dividends									29,586	28,453	28,186
Interest credited to policyholder account balances									4,284	4,390	4,603
Capitalization of DAC									(2,835)	(2,195)	(2,147)
Amortization of DAC and VOBA									2,255	2,065	1,647
Amortization of negative VOBA									(6)	(1)	0
Interest expense on debt									11	11	10
Other expenses									9,870	8,647	8,483
Total expenses									43,165	41,370	40,782
Provision for income tax expense (benefit)									1,866	1,770	1,241
Operating earnings									3,852	3,706	2,612
Operating Segments [Member] | Latin America [Member]
Revenues
Premiums									2,514	1,969	1,562
Universal life and investment-type product policy fees									757	630	546
Net investment income									1,025	927	624
Other revenues									15	12	7
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									4,311	3,538	2,739
Expenses
Policyholder benefits and claims and policyholder dividends									2,064	1,829	1,412
Interest credited to policyholder account balances									371	370	331
Capitalization of DAC									(295)	(221)	(155)
Amortization of DAC and VOBA									207	144	111
Amortization of negative VOBA									(6)	(1)	0
Interest expense on debt									1	1	1
Other expenses									1,305	901	654
Total expenses									3,647	3,023	2,354
Provision for income tax expense (benefit)									150	92	120
Operating earnings									514	423	265
Operating Segments [Member] | Asia [Member]
Revenues
Premiums									7,472	1,596	949
Universal life and investment-type product policy fees									1,191	436	351
Net investment income									2,377	471	343
Other revenues									34	14	2
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									11,074	2,517	1,645
Expenses
Policyholder benefits and claims and policyholder dividends									4,976	1,243	782
Interest credited to policyholder account balances									1,604	182	147
Capitalization of DAC									(1,981)	(381)	(208)
Amortization of DAC and VOBA									1,420	277	194
Amortization of negative VOBA									(555)	(49)	0
Interest expense on debt									0	0	2
Other expenses									4,312	975	577
Total expenses									9,776	2,247	1,494
Provision for income tax expense (benefit)									431	44	2
Operating earnings									867	226	149
Operating Segments [Member] | Europe, the Middle East and Africa [Member]
Revenues
Premiums									2,721	559	373
Universal life and investment-type product policy fees									467	116	52
Net investment income									660	181	117
Other revenues									125	9	5
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									3,973	865	547
Expenses
Policyholder benefits and claims and policyholder dividends									1,553	245	122
Interest credited to policyholder account balances									169	125	99
Capitalization of DAC									(733)	(194)	(147)
Amortization of DAC and VOBA									679	100	41
Amortization of negative VOBA									(58)	(7)	0
Interest expense on debt									0	2	5
Other expenses									1,933	601	503
Total expenses									3,543	872	623
Provision for income tax expense (benefit)									166	2	(14)
Operating earnings									264	(9)	(62)
Operating Segments [Member] | Retail Products [Member]
Revenues
Premiums									4,741	4,540	4,823
Universal life and investment-type product policy fees									4,096	3,655	3,191
Net investment income									7,199	7,423	6,937
Other revenues									760	617	546
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									16,796	16,235	15,497
Expenses
Policyholder benefits and claims and policyholder dividends									7,655	7,472	7,666
Interest credited to policyholder account balances									2,412	2,381	2,429
Capitalization of DAC									(2,038)	(1,472)	(1,492)
Amortization of DAC and VOBA									1,564	1,448	1,056
Amortization of negative VOBA									0	0	0
Interest expense on debt									1	2	6
Other expenses									5,262	4,481	4,550
Total expenses									14,856	14,312	14,215
Provision for income tax expense (benefit)									680	672	433
Operating earnings									1,260	1,251	849
Operating Segments [Member] | Group, Voluntary and Worksite Benefits [Member]
Revenues
Premiums									15,919	16,051	15,870
Universal life and investment-type product policy fees									630	616	633
Net investment income									1,983	1,923	1,716
Other revenues									409	385	438
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									18,941	18,975	18,657
Expenses
Policyholder benefits and claims and policyholder dividends									14,580	14,475	14,311
Interest credited to policyholder account balances									178	192	210
Capitalization of DAC									(477)	(484)	(487)
Amortization of DAC and VOBA									467	457	466
Amortization of negative VOBA									0	0	0
Interest expense on debt									0	0	0
Other expenses									2,790	2,771	2,795
Total expenses									17,538	17,411	17,295
Provision for income tax expense (benefit)									437	490	415
Operating earnings									966	1,074	947
Operating Segments [Member] | Corporate Benefit Funding [Member]
Revenues
Premiums									2,848	2,345	2,561
Universal life and investment-type product policy fees									232	226	176
Net investment income									5,506	5,280	4,766
Other revenues									249	247	239
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									8,835	8,098	7,742
Expenses
Policyholder benefits and claims and policyholder dividends									5,287	4,677	4,797
Interest credited to policyholder account balances									1,323	1,447	1,633
Capitalization of DAC									(25)	(18)	(13)
Amortization of DAC and VOBA									17	16	14
Amortization of negative VOBA									0	0	0
Interest expense on debt									9	8	3
Other expenses									513	494	484
Total expenses									7,124	6,624	6,918
Provision for income tax expense (benefit)									599	516	273
Operating earnings									1,112	958	551
Operating Segments [Member] | Corporate & Other [Member]
Revenues
Premiums									54	11	19
Universal life and investment-type product policy fees									155	138	106
Net investment income									911	664	91
Other revenues									319	391	236
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									1,439	1,204	452
Expenses
Policyholder benefits and claims and policyholder dividends									126	33	16
Interest credited to policyholder account balances									0	0	0
Capitalization of DAC									0	0	0
Amortization of DAC and VOBA									1	1	3
Amortization of negative VOBA									0	0	0
Interest expense on debt									1,294	1,126	1,027
Other expenses									640	467	586
Total expenses									2,061	1,627	1,632
Provision for income tax expense (benefit)									(529)	(327)	(716)
Operating earnings									(93)	(96)	(464)
Significant Reconciling Items [Member]
Revenues
Premiums									92	0	0
Universal life and investment-type product policy fees									278	211	142
Net investment income									(75)	625	135
Other revenues									621	653	856
Net investment gains (losses)									(867)	(408)	(2,901)
Net derivative gains (losses)									4,824	(265)	(4,866)
Total revenues									4,873	816	(6,634)
Expenses
Policyholder benefits and claims and policyholder dividends									676	698	548
Interest credited to policyholder account balances									(454)	222	(4)
Capitalization of DAC									(9)	0	0
Amortization of DAC and VOBA									543	34	(830)
Amortization of negative VOBA									(78)	(7)	0
Interest expense on debt									324	411	0
Other expenses									1,510	1,044	1,015
Total expenses									2,512	2,402	729
Provision for income tax expense (benefit)									$ 859	$ (379)	$ (2,619)